1787     10-8-97                Form 24F-2                       40,525


[Paragraph 51,771]              Form 24F-2

    [Adopted in Release No. IC-21332 (paragraph 85,650), effective October 10, 1995, 60 FR 47071: amended in Release No. IC-22815 (paragraph 85,960), September 10, 1997, effective October 11, 1997. 62 F.R. 47934.]

      Annual Notice of Securities Sold Pursuant to Rule 24F-2

                             UNITED STATES                   OMB APPROVAL
                 SECURITIES AND EXCHANGE COMMISSION    ------------------------
                       Washington, D.C. 20549          OMB Number:    3235-0456
                                                       Expires: August 31, 2000
                                                       Estimated average burden
                              FORM 24F-2               hours per response.....1
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

         READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

------------------------------------------------------------------------------
1.   Name and address of Issuer:

     Piper Institutional Funds, Inc.
     222 South Ninth Street
     Minneapolis, MN 55402

------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the Issuer, check the box but do not list series or
     classes):   /X/

------------------------------------------------------------------------------
3.   Investment Company Act File Number: 811-7320

     Securities Act File Number:  33-53718

------------------------------------------------------------------------------
4(a).Last day of fiscal year for which this Form is filed:

                                                           06-30-98

------------------------------------------------------------------------------
4(b)./ / Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

------------------------------------------------------------------------------
4(c)./X/ Check box if this is the last time the issuer will be filing this Form.

------------------------------------------------------------------------------
5.  Calculation of registration fee:

    (i)     Aggregate sale price of securities sold during
            the fiscal year pursuant to section 24(f):          $1,795,964,847
                                                                --------------
    (ii)    Aggregate price of securities redeemed or
            repurchased during the fiscal year:                 $2,073,418,837
                                                                --------------
    (iii)   Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending no
            earlier than October 11, 1995 that were not
            previously used to reduce registration fees payable
            to the Commission:                                  $      0
                                                                --------------

FEDERAL SECURITIES LAW REPORTS, INC.              NO. 24F-2  Paragraph 51,771

40,526                    INVESTMENT COMPANIES--FORMS            1787  10-8-97


    (iv)    Total available redemption credits (add Items 5(ii)
            and 5(iii):                                        -$2,073,418,837
                                                                --------------

    (v)     Net sales--if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:               $      0
                                                                --------------

    ---------------------------------------------------------------
    (vi)    Redemption credits available for use in
            future years--if Item 5(i) is less than
            Item 5(iv) [subtract Item 5(iv) from     $(277,453,990)
            Item 5(i)]:                              -------------
    ---------------------------------------------------------------

    (vii)   Multiplier for determining registration fee (See
            Instruction C.9):                                   x    .000295
                                                                --------------

    (viii)  Registration fee due [multiply Item 5(v) by
            Item 5(vii)] (enter "0" if no fee is due):          -  $    0
                                                                --------------
------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     ________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________
------------------------------------------------------------------------------
7.   Interest due--if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                +$     0
                                                                --------------
------------------------------------------------------------------------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                =$     0
                                                                --------------
------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:
                            / / Wire Transfer
                            / / Mail or other means
------------------------------------------------------------------------------
                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                      Paul A. Dow
                          ---------------------------------------------------
                                            /s/ Paul A. Dow
                          Senior Managing Director; First American Asset Mgmt

Date  9/23/98
    -----------

*Please print the name and title of the signing officer below the signature.

Paragraph 51,771 No. 24F-2      -copyright-1997, Commerce Clearing House, Inc.